EQUITY-ACCOUNTED INVESTMENTS - Summarised financial statements (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-ACCOUNTED INVESTMENTS
Revenue	R 50,656.4	R 45,911.6	R 31,240.7
Depreciation and amortisation	(6,613.8)	(5,699.7)	(4,041.9)
Interest income	482.1	415.5	331.4
Finance expense	(3,134.7)	(2,971.8)	(903.1)
Income tax	(1,083.8)	2,946.6	(1,202.1)
(Loss) profit for the year	(2,520.7)	(4,433.1)	3,042.7
Other comprehensive income	1,764.1	(627.2)	(131.4)
Total comprehensive income	(756.6)	(5,060.3)	2,911.3
Non-current assets	69,727.7	64,067.3	34,018.1
Property, plant and equipment	54,558.2	51,444.6	27,240.7
Current assets	15,195.3	12,004.5	7,703.2
Cash and cash equivalents	2,549.1	2,062.4	967.9	R 717.4
Non-current liabilities	(45,566.0)	(43,635.8)	(18,995.6)
Current liabilities	(14,632.6)	(8,437.8)	(6,256.6)
Impairments	(3,041.4)	(4,411.0)	(1,381.1)
Total equity-accounted investments	3,733.9	2,244.1	2,157.4
Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	836.8
Reconciling items	141.2
Total equity-accounted investments	978.0
Peregrine Metals Ltd. [Member] | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	1,714.6
Current assets	23.9
Non-current liabilities	(342.6)
Current liabilities	(1.3)
Net assets (liabilities)	1,394.6
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	614.5	314.1	(168.2)
Dividend received	(8.2)	(8.2)	(8.2)
Fair value adjustment	(35.5)	(35.5)	(35.5)
Impairments	(119.6)	(119.6)	(119.6)
Loan to equity-accounted investee			403.9
Redeemable preference shares in excess of interest	(109.1)	47.6
Total equity-accounted investments	R 239.3	198.4	72.4	R 148.7
Proportional share, as a percent	37.40%
Rand Refinery | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue	R 644.0	649.0	903.0
Total comprehensive income	434.0	374.0	(352.0)
Non-current assets	699.0	702.0	636.0
Current assets	1,088.0	669.0	419.0
Non-current liabilities	(44.0)	(31.0)	(1,095.0)
Current liabilities	(359.0)	(391.0)	(467.0)
Net assets (liabilities)	1,384.0	949.0	(507.0)
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	2,543.8	2,195.7	2,153.6
Dividend received	(87.0)
Reconciling items	(51.4)	(182.8)	(104.3)
Total equity-accounted investments	2,492.4	2,012.9	2,049.3
Mimosa | Separate [member]
EQUITY-ACCOUNTED INVESTMENTS
Revenue	3,714.9	3,375.4	2,446.4
Depreciation and amortisation	(383.1)	(423.4)	(447.4)
Interest income		17.5	1.0
Finance expense	(26.0)	(20.0)	(22.4)
Income tax	(381.8)	(245.0)	(185.1)
(Loss) profit for the year	420.9	350.1	229.8
Other comprehensive income	712.0	72.7	(264.6)
Total comprehensive income	1,132.9	422.8	(34.8)
Non-current assets	4,592.3	4,007.8	4,079.0
Property, plant and equipment	4,592.3	4,007.8	4,079.0
Current assets	2,047.9	1,916.2	2,259.5
Cash and cash equivalents	184.8	281.5	191.2
Other current assets	1,863.1	1,634.7	2,068.3
Non-current liabilities	(1,168.1)	(993.6)	(1,131.2)
Non-current financial liabilities	(60.7)	(94.2)	(141.2)
Other non-current liabilities	(1,107.4)	(899.4)	(990.0)
Current liabilities	(384.6)	(539.1)	(900.1)
Current financial liabilities	(377.7)	(487.4)	(762.2)
Other current liabilities	(6.9)	(51.7)	(137.9)
Net assets (liabilities)	R 5,087.5	R 4,391.3	R 4,307.2